GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 10,402	$ 17,431
Premier Instrument for Haemoglobin A1c Testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	2,601	2,810
HIV screening rapid test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,514	1,085
US Lyme [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,156	1,003
Uni-Gold Test Enhancement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,134	1,154
G-6-PDH test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	812
Tri-stat Point-of-Care instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	764	678
Sjogrens monoclonal antibodies [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	376	166
HIV screening Africa [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	289	650
Autoimmune FDA Registrations [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	273	341
Uni-Gold Antigen Improvement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	258	287
Premier Resolution [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	252	259
Brain Natriuretic Peptide (BNP) assay [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		2,904
Troponin I Assay and Reader [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		1,932
Cardiac Analyser [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		1,056
Enhanced TPHA/CMV [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		810
Malaria Point-of-Care Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		411
D-Dimer development [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		332
Other Projects with Spend less than US$125,000 in 2017 [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 973	$ 1,553